File No. 333-191495

File No. 811-22895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 22	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 23	☐

Capitol Series Trust

(Exact Name of Registrant as Specified in Charter)

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Address of Principal Executive Offices, Zip Code)

317-917-7000

(Registrant’s Telephone Number, including Area Code)

Matthew J. Miller

President and Chief Executive Officer

Capitol Series Trust

2960 North Meridian St., Suite 300, Indianapolis, IN 46208

(Name and Address of Agent for Service)

Copy to:

Scot E. Draeger

Bernstein, Shur, Sawyer & Nelson, P.A.

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on __________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, Indiana on the 27th day of April, 2016.

Capitol Series Trust
(Registrant)

/s/ Matthew J. Miller
Matthew J. Miller
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 27th day of April, 2016:

Signature	Title

* Walter B. Grimm	Trustee

* Mary Madick Morrow	Trustee

* R. Jeffrey Young	Trustee; Chairman

/s/ Matthew J. Miller Matthew J. Miller	President and Chief Executive Officer

/s/ Zachary P. Richmond Zachary P. Richmond	Treasurer and Chief Financial Officer

/s/ Tiffany R. Franklin
* By:	/s/ Tiffany R. Franklin
Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase